                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
                         PROSPECTUS DATED MAY 1, 2000
                       (SF101 GROUP FLEXIBLE PAYMENT VA)

This Supplement revises information contained in the prospectus dated May 1, 2000 (as supplemented) for the Group Flexible Payment Variable Annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                         Minimum  Maximum
                                                         -------  -------
      Total Annual Fund Operating Expenses (expenses
      that are deducted from Fund assets, including
      management fees,
       distribution and/or service (12b-1) fees, and
      other expenses)                                       0.27%    0.87%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                                                                     CONTRACTUAL
                                                        DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                           AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                            MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                               FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
INITIAL CLASS
Growth Portfolio                               0.56%         --          0.11%     --       0.67%         --        0.67%
MET INVESTORS SERIES TRUST -- CLASS A
PIMCO Total Return Portfolio                   0.48%         --          0.03%     --       0.51%         --        0.51%
T. Rowe Price Large Cap Value Portfolio        0.57%         --          0.02%     --       0.59%         --        0.59%/1/
METROPOLITAN SERIES FUND, INC. -- CLASS A
MetLife Stock Index Portfolio                  0.25%         --          0.02%     --       0.27%       0.01%       0.26%/2/
MFS(R) Total Return Portfolio                  0.54%         --          0.04%     --       0.58%         --        0.58%
T. ROWE PRICE GROWTH STOCK FUND, INC.          0.54%         --          0.16%     --       0.70%         --        0.70%
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price International Stock Fund         0.65%         --          0.22%     --       0.87%         --        0.87%
T. ROWE PRICE PRIME RESERVE FUND, INC.         0.36%         --          0.22%     --       0.58%         --        0.58%/3/

--------

/1/ The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year. /2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/3/ Other Expenses have been restated to reflect current fees.

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THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                FUND                           INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
Growth Portfolio                       Seeks to achieve capital appreciation. Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
MET INVESTORS SERIES TRUST -- CLASS A
PIMCO Total Return Portfolio           Seeks maximum total return,            MetLife Advisers, LLC
                                       consistent with the preservation of    Subadviser: Pacific Investment Management
                                       capital and prudent investment         Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
 Portfolio (formerly Lord Abbett       by investing in common stocks          Subadviser: T. Rowe Price Associates, Inc.
 Growth and Income Portfolio)          believed to be undervalued. Income is
                                       a secondary objective.
METROPOLITAN SERIES FUND, INC. --
CLASS A
MetLife Stock Index Portfolio          Seeks to equal the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment Advisors
                                       Stock Price Index.                     Company, LLC
MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial Services
                                       portfolio.                             Company
T. ROWE PRICE GROWTH STOCK FUND, INC.  Seeks to provide long-term capital     T. Rowe Price Associates, Inc.
                                       growth and, secondarily, increasing
                                       dividend income through investments
                                       in the common stocks of
                                       well-established growth companies
T. ROWE PRICE INTERNATIONAL FUNDS,
INC.
T. Rowe Price International Stock Fund Seeks long-term growth of capital      T. Rowe Price Associates, Inc.
                                       through investments primarily in the   Subadviser: T. Rowe Price International Ltd
                                       common stocks of established,
                                       non-U.S. companies.
T. ROWE PRICE PRIME RESERVE FUND, INC. Seeks preservation of capital,         T. Rowe Price Associates, Inc.
                                       liquidity, and, consistent with
                                       these, the highest possible current
                                       income.
--------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

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